INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
INTANGIBLE ASSETS

7.   INTANGIBLE ASSETS

Intangible assets and their related accumulated amortization as of December 31, 2019 and 2020 are as follows:

	2019	2020
	RMB	RMB
Computer software	30,321	30,654
Acquired technology	60,251	60,251
Trade names	95,783	95,783
Customer relationships	12,270	—
Acquired program transmission license	119,728	119,728
Acquired training and other licenses	4,151	4,151
Less: Accumulated amortization	(119,342)	(147,064)
Net book value	203,162	163,503

Amortization expense was RMB38,525, RMB42,467 and RMB40,000 for the years ended December 31, 2018, 2019 and 2020, respectively.

No impairment of intangible assets was recognized in the years ended December 31, 2018, 2019 and 2020.

Estimated amortization expenses for intangible assets in future years are as follows:

RMB

2021	38,889
2022	38,443
2023	30,848
2024	15,706
2025 and thereafter	39,617
Total estimated amortization expenses	163,503